Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000240238
Shareholder Report [Line Items]
Fund Name	PMV Adaptive Risk Parity ETF
Class Name	PMV Adaptive Risk Parity ETF
Trading Symbol	ARP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PMV Adaptive Risk Parity ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pmvcapital.com/arp. You can also request this information by contacting us at 1-888-495-9115.
Additional Information Phone Number	1-888-495-9115
Additional Information Website	https://www.pmvcapital.com/arp
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PMV Adaptive Risk Parity ETF	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
AssetsNet	$ 39,910,498
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 37,489
InvestmentCompanyPortfolioTurnover	87.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Closed-End Fund	21.0%
Exchange-Traded Funds	77.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
iShares Short Treasury Bond ETF	25.1%
WisdomTree Bloomberg U.S. Dollar Bullish Fund	21.3%
Sprott Physical Gold Trust	21.0%
Vanguard S&P 500 ETF	10.0%
Vanguard FTSE Developed Markets ETF	6.3%
Vanguard FTSE Emerging Markets ETF	5.3%
Vanguard Long-Term Treasury ETF	5.2%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.8%

Updated Prospectus Phone Number	1-888-495-9115
Updated Prospectus Web Address	https://www.pmvcapital.com/arp